FINANCIAL STATEMENT SCHEDULE I - Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 1,597,655	$ 1,381,757	$ 1,709,209	$ 1,158,024
Amount due from an affiliated company	1,079	23
Prepaid expenses and other current assets	69,254	54,898
Total current assets	3,502,961	3,148,447
TOTAL ASSETS	10,432,563	8,813,639	7,947,466
CURRENT LIABILITIES
Accrued expenses and other current liabilities	1,005,720	928,751
Income tax payable	6,621	6,584
Amounts due to affiliated companies	3,626	2,900
Amount due to a shareholder	0	79
Total current liabilities	1,316,657	1,237,970
OTHER LONG-TERM LIABILITIES	93,441	28,492
SHAREHOLDERS' EQUITY
Ordinary shares at US$0.01 par value per share (Authorized - 7,300,000,000 shares as of December 31, 2014 and 2013 and issued - 1,633,701,920 and 1,666,633,448 shares as of December 31, 2014 and 2013, respectively)	16,337	16,667
Additional paid-in capital	3,092,943	3,479,399
Accumulated other comprehensive losses	(17,149)	(15,592)
Retained earnings	1,227,177	772,156
Total Melco Crown Entertainment Limited shareholders' equity	4,286,141	4,246,670
TOTAL LIABILITIES AND EQUITY	10,432,563	8,813,639
Parent Company [Member]
CURRENT ASSETS
Cash and cash equivalents	7,708	3,414	2,887	77,805
Amount due from an affiliated company	1,091	0
Amounts due from subsidiaries	238,090	74,930
Prepaid expenses and other current assets	7,565	3,717
Total current assets	254,454	82,061
INVESTMENTS IN SUBSIDIARIES	5,915,023	5,492,941
TOTAL ASSETS	6,169,477	5,575,002
CURRENT LIABILITIES
Accrued expenses and other current liabilities	2,920	2,336
Income tax payable	239	128
Amounts due to affiliated companies	24	1,783
Amounts due to subsidiaries	183,872	181,819
Amount due to a shareholder	0	67
Total current liabilities	187,055	186,133
ADVANCE FROM A SUBSIDIARY	1,696,090	1,142,199
OTHER LONG-TERM LIABILITIES	191	0
SHAREHOLDERS' EQUITY
Ordinary shares at US$0.01 par value per share (Authorized - 7,300,000,000 shares as of December 31, 2014 and 2013 and issued - 1,633,701,920 and 1,666,633,448 shares as of December 31, 2014 and 2013, respectively)	16,337	16,667
Treasury shares, at cost (17,684,386 and 16,222,246 shares as of December 31, 2014 and 2013, respectively)	(33,167)	(5,960)
Additional paid-in capital	3,092,943	3,479,399
Accumulated other comprehensive losses	(17,149)	(15,592)
Retained earnings	1,227,177	772,156
Total Melco Crown Entertainment Limited shareholders' equity	4,286,141	4,246,670
TOTAL LIABILITIES AND EQUITY	$ 6,169,477	$ 5,575,002